Consolidated Statements of Financial Position - USD ($)	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Current
Cash	$ 8,601,706	$ 15,305,996	$ 5,243,278
Restricted cash	47,455	331,528	388,587
Accounts and other receivables	8,404,009	8,646,807	3,845,890
Government remittances	874,334	1,070,216	1,125,912
Publisher advance, current	1,490,648	3,197,102
Prepaid expenses and other	2,064,221	3,006,033	1,571,806
Promissory notes receivable	576,528
Total current assets	22,058,901	31,557,682	12,175,473
Non-Current
Publisher advance, non-current		1,337,116
Investment in associate			2,052,008
Investment at FVTPL	2,629,851	2,629,851
Property and equipment	127,390	403,811	409,389
Goodwill	15,200,188	18,495,121	18,785,807
Intangible assets	2,667,363	12,482,244	19,442,322
Right-of-use assets	11,115	557,022	550,478
Total Non-Current	20,635,907	35,905,165	41,240,004
Total assets	42,694,808	67,462,847	53,415,477
Current
Accounts payable	12,772,375	10,403,665	12,455,215
Accrued liabilities	3,756,758	5,722,470	4,689,131
Players liability account	47,455	331,528	388,587
Deferred revenue	1,077,923	2,644,948	553,395
Line of credit			4,919,507
Lease obligation, current	388,834	222,583	185,671
Long-term debt, current		96,664	97,702
Promissory notes payable	771,762	821,948	3,818,920
Deferred purchase consideration			333,503
Warrant liability	49,894	4,868,703	14,135,321
Convertible debt, current	2,267,367	914,427
Arbitration reserve	692,613	6,468,330
Contingent performance share obligation, current			262,067
Total current liabilities	21,824,981	32,495,266	41,839,019
Convertible debt, non-current	4,983,236	9,037,069	10,793,459
Lease obligation, non-current		364,968	386,477
Long-term debt, non-current			133,230
Non-current liabilities	4,983,236	9,402,037	11,313,166
Total liabilities	26,808,217	41,897,303	53,152,185
SHAREHOLDERS’ EQUITY (DEFICIENCY)
Share capital	124,897,859	122,741,230	69,380,807
Shares to be issued			1,059,214
Contributed surplus	20,351,522	17,819,933	4,034,323
Foreign currency translation reserve	(2,069,219)	(2,324,025)	(2,334,275)
Deficit	(127,293,571)	(112,814,973)	(72,094,162)
Attributable to shareholders	15,886,591	25,422,165	45,907
Non-controlling interest		143,379	217,385
Total equity	15,886,591	25,565,544	263,292
Total liabilities and equity	$ 42,694,808	67,462,847	53,415,477
Previously stated [member]
Current
Cash		15,305,996	5,243,278
Restricted cash		331,528
Accounts and other receivables		8,646,807
Government remittances		1,070,216
Publisher advance, current		3,197,102
Prepaid expenses and other		3,006,033
Promissory notes receivable
Total current assets		31,557,682
Non-Current
Publisher advance, non-current		1,337,116
Investment in associate
Investment at FVTPL		2,629,851
Property and equipment		403,811
Goodwill		18,495,121
Intangible assets		12,482,244
Right-of-use assets		557,022	$ 550,478
Total Non-Current		35,905,165
Total assets		67,462,847
Current
Accounts payable		10,403,665
Accrued liabilities		5,722,470
Players liability account		331,528
Deferred revenue		2,644,948
Line of credit
Lease obligation, current		222,583
Long-term debt, current		96,664
Promissory notes payable		821,948
Deferred purchase consideration
Warrant liability		4,868,703
Convertible debt, current		914,427
Arbitration reserve		6,468,330
Contingent performance share obligation, current
Total current liabilities		32,495,266
Convertible debt, non-current		9,037,069
Lease obligation, non-current		364,968
Long-term debt, non-current
Non-current liabilities		9,402,037
Total liabilities		41,897,303
SHAREHOLDERS’ EQUITY (DEFICIENCY)
Share capital		122,741,230
Shares to be issued
Contributed surplus		17,819,933
Foreign currency translation reserve		(2,324,025)
Deficit		(112,814,973)
Attributable to shareholders		25,422,165
Non-controlling interest		143,379
Total equity		25,565,544
Total liabilities and equity		$ 67,462,847